Interest-Bearing Loans and Borrowings - Summary of Exchange Offers (Detail) $ in Thousands	Apr. 19, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Notes issued exchanged percentage	4.439%
Notes issued exchanged due maturity period	6 October 2048
7.55% Debentures due 2030 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch Companies
Notes issued exchanged percentage	7.55%
Notes issued exchanged due maturity period	Debentures due 2030
Original principal amount outstanding	$ 200,000
Principal amount outstanding exchanged	74,046
Principal amount not exchanged	$ 125,954
6.80% Debentures due 2031 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch Companies
Notes issued exchanged percentage	6.80%
Notes issued exchanged due maturity period	Debentures due 2031
Original principal amount outstanding	$ 200,000
Principal amount outstanding exchanged	19,986
Principal amount not exchanged	$ 180,014
6.80% Debentures due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch Companies
Notes issued exchanged percentage	6.80%
Notes issued exchanged due maturity period	Debentures due 2032
Original principal amount outstanding	$ 300,000
Principal amount outstanding exchanged	126,932
Principal amount not exchanged	$ 173,068
5.95% Debentures due 2033 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch Companies
Notes issued exchanged percentage	5.95%
Notes issued exchanged due maturity period	Debentures due 2033
Original principal amount outstanding	$ 300,000
Principal amount outstanding exchanged	148,183
Principal amount not exchanged	$ 151,817
5.75% Debentures due 2036 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch Companies
Notes issued exchanged percentage	5.75%
Notes issued exchanged due maturity period	Debentures due 2036
Original principal amount outstanding	$ 300,000
Principal amount outstanding exchanged	192,686
Principal amount not exchanged	$ 107,314
6.45% Debentures due 2037 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch Companies
Notes issued exchanged percentage	6.45%
Notes issued exchanged due maturity period	Debentures due 2037
Original principal amount outstanding	$ 500,000
Principal amount outstanding exchanged	252,556
Principal amount not exchanged	$ 247,444
6.375% Notes due 2040 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser Busch InBev Worldwide Inc.
Notes issued exchanged percentage	6.375%
Notes issued exchanged due maturity period	Notes due 2040
Original principal amount outstanding	$ 500,000
Principal amount outstanding exchanged	255,575
Principal amount not exchanged	$ 244,425
6.00% Debentures due 2041 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch Companies
Notes issued exchanged percentage	6.00%
Notes issued exchanged due maturity period	Debentures due 2041
Original principal amount outstanding	$ 250,000
Principal amount outstanding exchanged	83,583
Principal amount not exchanged	$ 166,417
6.50% Debentures due 2042 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch Companies
Notes issued exchanged percentage	6.50%
Notes issued exchanged due maturity period	Debentures due 2042
Original principal amount outstanding	$ 250,000
Principal amount outstanding exchanged	74,449
Principal amount not exchanged	$ 175,551
6.50% Debentures due 2043 [member]
Disclosure of detailed information about borrowings [line items]
Issuer	Anheuser-Busch Companies
Notes issued exchanged percentage	6.50%
Notes issued exchanged due maturity period	Debentures due 2043
Original principal amount outstanding	$ 300,000
Principal amount outstanding exchanged	122,392
Principal amount not exchanged	$ 177,608